FINANCING AND FINANCIAL INSTRUMENTS - Derivative Financial Instruments - Classified as Level 3 (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 22, 2020 USD ($)	Dec. 09, 2020 USD ($)	May 18, 2020 USD ($)	Nov. 01, 2018 EUR (€)	Sep. 27, 2011 USD ($)	Dec. 28, 2009 USD ($)
Disclosure of detailed information about financial instruments [line items]
Number of working days over which stock market prices are observed	90 days
Fair value measurement, steel price (USD per metric ton)	$ 554
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning of period, liabilities	(47,425,000,000)
End of period, liabilities	(41,815,000,000)	$ (47,425,000,000)
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning of period, assets	87,908,000,000
End of period, assets	82,052,000,000	87,908,000,000
ISP
Disclosure of detailed information about financial instruments [line items]
Business combination, equity contribution, present value at acquisition date | €						€ 100
Level 3
Reconciliation Of Changes In Fair Value Measurement, Assets (Liabilities) [Abstract]
Beginning of period, assets (liabilities)	(174,000,000)	(209,000,000)
Change in fair value	(72,000,000)	35,000,000
End of period, assets (liabilities)	$ 59,000,000	(174,000,000)		$ 305,000,000
Level 3 | Call option on 1,000 mandatory convertible bonds
Disclosure of detailed information about financial instruments [line items]
Spot price	141
Volatility percentage (in percent)	16.00%
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning of period, assets	$ 127,000,000	483,000,000
Change in fair value	(68,000,000)	(356,000,000)
End of period, assets	$ 59,000,000	127,000,000		0
Level 3 | Call option on 1,000 mandatory convertible bonds | Stock market price movement
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement, percentage, due to a 10% increase in unobservable input (in percent)	156.00%
Decrease in fair value measurement, percentage, due to a 10% decrease in unobservable input (in percent)	92.00%
Level 3 | Put option with ISP
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning of period, liabilities	$ (125,000,000)	(124,000,000)
Change in fair value	(10,000,000)	(1,000,000)
End of period, liabilities	0	(125,000,000)		(135,000,000)
Level 3 | Special payment in pellet purchase agreement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning of period, liabilities	(176,000,000)	(568,000,000)
Change in fair value	6,000,000	392,000,000
End of period, liabilities	0	$ (176,000,000)		$ (170,000,000)
Mandatorily convertible unsecured unsubordinated bonds
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 1,000,000,000		$ 869,000,000		$ 1,250,000,000		$ 1,000,000,000	$ 750,000,000